Risk management - United States - SC USA - Exposure and Impairment losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Exposure and impairment losses
Maximum exposure to credit risk	€ 943,903	€ 993,412
Impairment losses	21,567	20,970
Next 12 months | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	859,643	908,002
Impairment losses	3,980	3,823
Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	52,897	54,616
Impairment losses	4,311	4,644
Lifetime Expected Credit Losses | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	31,363	30,795
Impairment losses	13,276	12,504
Investment grade
Exposure and impairment losses
Maximum exposure to credit risk	558,295	692,683
Investment grade | Next 12 months | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	552,763	685,507
Investment grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	5,532	7,176
Investment grade | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0
Speculation grade
Exposure and impairment losses
Maximum exposure to credit risk	354,245	269,935
Speculation grade | Next 12 months | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	306,880	222,495
Speculation grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	47,365	47,439
Speculation grade | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0
Default
Exposure and impairment losses
Maximum exposure to credit risk	31,363	30,795
Default | Next 12 months | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0
Default | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0
Default | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	31,363	30,795
UNITED STATES | North America | Santander Consumer USA Holdings Inc.
Exposure and impairment losses
Maximum exposure to credit risk	29,003	29,355
Impairment losses	3,093	3,211
UNITED STATES | North America | Santander Consumer USA Holdings Inc. | Next 12 months | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	21,112	20,537
Impairment losses	859	824
UNITED STATES | North America | Santander Consumer USA Holdings Inc. | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	6,291	6,600
Impairment losses	1,503	1,720
UNITED STATES | North America | Santander Consumer USA Holdings Inc. | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	1,600	2,218
Impairment losses	731	667
UNITED STATES | North America | Santander Consumer USA Holdings Inc. | Investment grade
Exposure and impairment losses
Maximum exposure to credit risk	1,043	224
UNITED STATES | North America | Santander Consumer USA Holdings Inc. | Investment grade | Next 12 months | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	1,029	224
UNITED STATES | North America | Santander Consumer USA Holdings Inc. | Investment grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	14	0
UNITED STATES | North America | Santander Consumer USA Holdings Inc. | Investment grade | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0
UNITED STATES | North America | Santander Consumer USA Holdings Inc. | Speculation grade
Exposure and impairment losses
Maximum exposure to credit risk	26,360	26,913
UNITED STATES | North America | Santander Consumer USA Holdings Inc. | Speculation grade | Next 12 months | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	20,083	20,313
UNITED STATES | North America | Santander Consumer USA Holdings Inc. | Speculation grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	6,277	6,600
UNITED STATES | North America | Santander Consumer USA Holdings Inc. | Speculation grade | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0
UNITED STATES | North America | Santander Consumer USA Holdings Inc. | Default
Exposure and impairment losses
Maximum exposure to credit risk	1,600	2,218
UNITED STATES | North America | Santander Consumer USA Holdings Inc. | Default | Next 12 months | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0
UNITED STATES | North America | Santander Consumer USA Holdings Inc. | Default | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0
UNITED STATES | North America | Santander Consumer USA Holdings Inc. | Default | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	€ 1,600	€ 2,218